LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 63.2%
COMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Verizon Communications Inc.	22,190	$1,220,450

CONSUMER STAPLES - 3.0%
Beverages - 1.2%
Coca-Cola Co.	60,410	3,401,687

Household Products - 1.8%
Kimberly-Clark Corp.	16,030	2,209,094	(a)
Procter & Gamble Co.	19,860	2,827,866	(a)

Total Household Products		5,036,960

TOTAL CONSUMER STAPLES		8,438,647

ENERGY - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Enbridge Inc.	41,960	1,649,448
Williams Cos. Inc.	96,740	2,388,510	(a)

TOTAL ENERGY		4,037,958

FINANCIALS - 14.5%
Banks - 3.4%
Bank of America Corp.	92,470	3,860,622
JPMorgan Chase & Co.	36,280	5,802,986

Total Banks		9,663,608

Capital Markets - 8.2%
Apollo Global Management Inc.	22,810	1,363,582	(a)
Blackstone Inc.	123,210	15,491,193	(a)
CME Group Inc.	6,680	1,347,490
Intercontinental Exchange Inc.	9,930	1,186,933
Trinity Capital Inc.	244,600	3,913,600

Total Capital Markets		23,302,798

Insurance - 2.6%
Assurant Inc.	30,247	5,145,317
Chubb Ltd.	12,990	2,389,121

Total Insurance		7,534,438

Mortgage Real Estate Investment Trusts (REITs) - 0.3%
AGNC Investment Corp.	48,390	789,241

TOTAL FINANCIALS		41,290,085

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2021 Quarterly Report	1

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
HEALTH CARE - 5.8%
Biotechnology - 1.4%
AbbVie Inc.	23,100	$2,790,018
Amgen Inc.	5,190	1,170,501

Total Biotechnology		3,960,519

Pharmaceuticals - 4.4%
Johnson & Johnson	13,880	2,403,044	(a)
Merck & Co. Inc.	67,500	5,149,575	(a)
Pfizer Inc.	105,708	4,869,968

Total Pharmaceuticals		12,422,587

TOTAL HEALTH CARE		16,383,106

INDUSTRIALS - 7.6%
Aerospace & Defense - 3.2%
Lockheed Martin Corp.	13,920	5,008,416	(a)
Raytheon Technologies Corp.	47,010	3,984,568

Total Aerospace & Defense		8,992,984

Air Freight & Logistics - 0.6%
United Parcel Service Inc., Class B Shares	9,360	1,831,097

Electrical Equipment - 0.8%
Emerson Electric Co.	20,720	2,185,960	(a)

Machinery - 3.0%
Otis Worldwide Corp.	33,310	3,071,848
Stanley Black & Decker Inc.	28,930	5,591,301	(a)

Total Machinery		8,663,149

TOTAL INDUSTRIALS		21,673,190

INFORMATION TECHNOLOGY - 22.4%
Communications Equipment - 2.0%
Cisco Systems Inc.	98,300	5,801,666

Electronic Equipment, Instruments & Components - 1.7%
TE Connectivity Ltd.	32,550	4,889,661

IT Services - 0.2%
Paychex Inc.	5,570	637,598	(a)

Semiconductors & Semiconductor Equipment - 7.4%
ASML Holding NV, Registered Shares	2,660	2,215,886
NXP Semiconductors NV	25,340	5,451,394
QUALCOMM Inc.	59,540	8,733,923	(a)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	17,720	2,108,857
Texas Instruments Inc.	12,690	2,422,648	(a)

Total Semiconductors & Semiconductor Equipment		20,932,708

See Notes to Schedule of Investments.

2	LMP Capital and Income Fund Inc. 2021 Quarterly Report

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Software - 7.0%
Microsoft Corp.	51,430	$15,525,688	(a)
NortonLifeLock Inc.	49,520	1,315,251	(a)
Oracle Corp.	32,890	2,931,486

Total Software		19,772,425

Technology Hardware, Storage & Peripherals - 4.1%
Apple Inc.	76,930	11,680,282	(a)

TOTAL INFORMATION TECHNOLOGY		63,714,340

MATERIALS - 1.3%
Chemicals - 1.3%
Air Products & Chemicals Inc.	5,960	1,606,280
Huntsman Corp.	74,450	1,967,713	(a)

TOTAL MATERIALS		3,573,993

REAL ESTATE - 5.8%
Equity Real Estate Investment Trusts (REITs) - 5.8%
Alexandria Real Estate Equities Inc.	15,770	3,254,455	(a)
American Tower Corp.	8,890	2,597,391	(a)
Crown Castle International Corp.	11,331	2,206,032
Duke Realty Corp.	17,500	918,925
Equinix Inc.	3,210	2,707,475	(a)
Equity LifeStyle Properties Inc.	13,630	1,159,504
Prologis Inc.	9,500	1,279,270
SBA Communications Corp.	6,260	2,247,152

TOTAL REAL ESTATE		16,370,204

UTILITIES - 1.0%
Electric Utilities - 0.4%
NextEra Energy Inc.	15,480	1,300,165

Multi-Utilities - 0.6%
Sempra Energy	12,480	1,651,853

TOTAL UTILITIES		2,952,018

TOTAL COMMON STOCKS (Cost - $95,683,634)		179,653,991

	SHARES/UNITS
MASTER LIMITED PARTNERSHIPS - 28.8%
Diversified Energy Infrastructure - 9.9%
Energy Transfer LP	1,240,880	11,540,184	(a)
Enterprise Products Partners LP	542,380	12,073,379	(a)
Plains GP Holdings LP, Class A Shares	463,340	4,522,198

Total Diversified Energy Infrastructure		28,135,761

Gathering/Processing - 0.8%
Rattler Midstream LP	214,190	2,334,671	(a)

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2021 Quarterly Report	3

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY		SHARES/UNITS	VALUE
Global Infrastructure - 1.6%
Brookfield Renewable Partners LP		113,805	$4,611,193

Liquids Transportation & Storage - 4.6%
Magellan Midstream Partners LP		202,280	9,954,199	(a)
PBF Logistics LP		267,730	3,239,533	(a)

Total Liquids Transportation & Storage			13,193,732

Oil/Refined Products - 5.6%
CrossAmerica Partners LP		245,470	4,624,655	(a)
MPLX LP		160,000	4,499,200	(a)
Sunoco LP		184,200	6,778,560	(a)

Total Oil/Refined Products			15,902,415

Petrochemicals - 2.2%
Westlake Chemical Partners LP		239,536	6,237,517	(a)

Power Generation - 0.8%
NextEra Energy Partners LP		28,120	2,247,632

Propane - 1.1%
Suburban Propane Partners LP		200,000	3,046,000	(a)

Shipping - 2.2%
KNOT Offshore Partners LP		350,000	6,268,500	(a)

TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $61,796,081)			81,977,421

	RATE	SHARES
CONVERTIBLE PREFERRED STOCKS - 20.8%
COMMUNICATION SERVICES - 4.2%
Media - 1.6%
ViacomCBS Inc., Non Voting Shares	5.750%	67,964	4,580,774

Wireless Telecommunication Services - 2.6%
2020 Cash Mandatory Exchangeable Trust	5.250%	6,136	7,322,212

TOTAL COMMUNICATION SERVICES			11,902,986

CONSUMER DISCRETIONARY - 2.4%
Auto Components - 1.6%
Aptiv PLC, Non Voting Shares	5.500%	26,340	4,530,480

Internet & Direct Marketing Retail - 0.8%
2020 Mandatory Exchangeable Trust	6.500%	1,217	2,381,458

TOTAL CONSUMER DISCRETIONARY			6,911,938

FINANCIALS - 2.3%
Capital Markets - 2.3%
KKR & Co. Inc., Non Voting Shares	6.000%	80,500	6,572,020

See Notes to Schedule of Investments.

4	LMP Capital and Income Fund Inc. 2021 Quarterly Report

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE		SHARES	VALUE
HEALTH CARE - 2.4%
Health Care Equipment & Supplies - 2.4%
Boston Scientific Corp., Non Voting Shares	5.500%		2,819	$338,731
Danaher Corp., Non Voting Shares	4.750%		2,961	6,428,361

TOTAL HEALTH CARE				6,767,092

INFORMATION TECHNOLOGY - 4.9%
Semiconductors & Semiconductor Equipment - 4.9%
Broadcom Inc., Non Voting Shares	8.000%		8,836	13,945,417

UTILITIES - 4.6%
Electric Utilities - 1.6%
NextEra Energy Inc.	6.219%		84,050	4,527,774

Gas Utilities - 1.0%
South Jersey Industries Inc.	8.750%		31,190	1,699,855
Spire Inc.	7.500%		23,100	1,172,325

Total Gas Utilities				2,872,180

Multi-Utilities - 2.0%
CenterPoint Energy Inc., Non Voting Shares	7.000%		56,620	2,622,072
DTE Energy Co.	6.250%		61,080	3,160,279

Total Multi-Utilities				5,782,351

TOTAL UTILITIES				13,182,305

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $44,595,952)				59,281,758

INVESTMENTS IN UNDERLYING FUNDS - 3.7%
Ares Capital Corp.			43,290	861,471	(a)(b)
Barings BDC Inc.			349,050	3,766,249	(a)(b)
TriplePoint Venture Growth BDC Corp.			379,405	5,808,691	(a)(b)

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $8,959,253)				10,436,411

	RATE	MATURITY DATE	FACE AMOUNT
CONVERTIBLE BONDS & NOTES - 2.7%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Royal Caribbean Cruises Ltd., Senior Notes	4.250%	6/15/23	$1,250,000	1,689,050

HEALTH CARE - 0.6%
Biotechnology - 0.6%
Bridgebio Pharma Inc., Senior Notes	2.250%	2/1/29	1,960,000	1,745,343	(c)

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2021 Quarterly Report	5

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
INDUSTRIALS - 1.5%
Airlines - 1.5%
American Airlines Group Inc., Senior Notes	6.500%	7/1/25	$2,859,000	$4,292,217

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $6,301,409)				7,726,610

			SHARES
PREFERRED STOCKS - 0.5%
CONSUMER DISCRETIONARY - 0.5%
Internet & Direct Marketing Retail - 0.5%
Qurate Retail Inc. (Cost - $1,568,367)	8.000%		14,420	1,557,360

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $218,904,696)				340,633,551

SHORT-TERM INVESTMENTS - 1.5%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $4,186,089)	0.006%		4,186,089	4,186,089

TOTAL INVESTMENTS - 121.2% (Cost - $223,090,785)				344,819,640
Liabilities in Excess of Other Assets - (21.2)%				(60,378,390)

TOTAL NET ASSETS - 100.0%				$284,441,250

(a)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(b)	Security is a business development company.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	LMP Capital and Income Fund Inc. 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

LMP Capital and Income Fund Inc. (the “Fund”) was incorporated in Maryland on November 12, 2003 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s investment objective is total return with an emphasis on income.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the

7

Notes to Schedule of Investments (unaudited) (continued)

Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

8

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$179,653,991	—	—	$179,653,991
Master Limited Partnerships	81,977,421	—	—	81,977,421
Convertible Preferred Stocks:
Communication Services	4,580,774	$7,322,212	—	11,902,986
Consumer Discretionary	4,530,480	2,381,458	—	6,911,938
Other Convertible Preferred Stocks	40,466,834	—	—	40,466,834
Investments in Underlying Funds	10,436,411	—	—	10,436,411
Convertible Bonds & Notes	—	7,726,610	—	7,726,610
Preferred Stocks	1,557,360	—	—	1,557,360

Total Long-Term Investments	323,203,271	17,430,280	—	340,633,551

Short-Term Investments†	4,186,089	—	—	4,186,089

Total Investments	$327,389,360	$17,430,280	—	$344,819,640

†	See Schedule of Investments for additional detailed categorizations.

9